March 7, 2025

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re: The Advisors’ Inner Circle Fund III (File Nos. 333-192858 and 811-22920)

Ladies and Gentlemen:

On behalf of our client, The Advisors’ Inner Circle Fund III (the “Trust”), we are filing, pursuant to the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended (the “1940 Act”), a preliminary copy of the shareholder letter, notice, proxy statement and proxy card for the Special Meeting of Shareholders (the “Special Meeting”) of the Mesirow High Yield Fund and Mesirow Small Company Fund (the “Funds”), each a series of the Trust, scheduled to be held on Wednesday, May 7, 2025.

The Special Meeting is being called for the purpose of approving a new investment advisory agreement between the Trust, on behalf of the Funds, and MetLife Investment Management, LLC.

Please contact the undersigned at 215.963.5608 with your questions or comments.

Very truly yours,

/s/ Christopher Trueax

Christopher Trueax

Morgan, Lewis & Bockius llp

2222 Market Street
Philadelphia, PA 19103-3007	+1.215.963.5000
United States	+1.215.963.5001